Loan Servicing (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Servicing rights:
Beginning of year	$ 351	$ 368
Additions	45	33
Amortized to expense	(67)	(65)
Change in valuation allowance	5	15
End of year	334	351
Valuation allowance:
Beginning of year	91	106
Additions expensed	17	5
Reductions credited to expense	(22)	(20)
Direct write-downs	0	0
End of year	$ 86	$ 91